Liability for Losses Under Representations and Warranties	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Liability for Losses Under Representations and Warranties
Liability for Losses Under Representations and Warranties

Note 15—Liability for Losses Under Representations and Warranties

        The Company's agreements with the Agencies include representations and warranties related to the loans the Company sells to those Agencies. The representations and warranties require adherence to Agency origination and underwriting guidelines, including but not limited to the validity of the lien securing the loan, property eligibility, borrower credit, income and asset requirements, and compliance with applicable federal, state and local law.

        In the event of a breach of its representations and warranties, the Company may be required to either repurchase the mortgage loans with the identified defects or indemnify the investor or insurer. In such cases, the Company bears any subsequent credit loss on the mortgage loans. The Company's credit loss may be reduced by any recourse it has to correspondent lenders that sold such mortgage loans and breached similar or other representations and warranties. In such event, the Company has the right to seek a recovery of related credit losses from that correspondent lender.

        The Company records a provision for losses relating to the representations and warranties it makes as part of its loan sale transactions. The method used to estimate the liability for representations and warranties is a function of the representations and warranties given and considers a combination of factors, including, but not limited to, estimated future defaults and loan repurchase rates and the potential severity of loss in the event of defaults and the probability of reimbursement by the correspondent lender.

        The Company establishes a liability at the time loans are sold and continually updates its liability estimate.

        Following is a summary of the Company's liability for representations and warranties:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Balance at beginning of period	$4,748	$760	$3,504	$449
Provisions for losses on loans sold	1,453	627	2,697	938
Incurred losses	(16)	—	(16)	—

Balance at end of period	$6,185	$1,387	$6,185	$1,387

Unpaid principal balance of mortgage loans subject to representations and warranties	$16,408,013	$2,957,747	$16,408,013	$2,957,747

        Following is a summary of the Company's repurchase activity:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
During the period:
Unpaid balance of mortgage loans repurchased	$2,741	$—	$4,867	$—
Unpaid principal balance of mortgage loans put to correspondent lenders	$574	$—	$1,053	$—
At period end:
Unpaid principal balance of mortgage loans subject to pending claims for repurchase	$296	$3,853	$296	$3,853

        The level of the liability for representations and warranties requires considerable management judgment. The level of mortgage loan repurchase losses is dependent on economic factors (including unemployment levels and trends, and housing price levels and trends), investor reviews of recently sold mortgage loans and repurchase demand strategies relating to defaulted mortgage loans, and other external conditions that will change over the lives of the underlying loans.

        The Company's representations and warranties are generally not subject to stated limits of exposure. However, management believes that the current unpaid principal balance of loans sold by the Company to date represents the maximum exposure to repurchases related to representations and warranties. Management believes the amount and range of reasonably possible losses in relation to the recorded liability is not material to the Company's financial condition or results of operations.

Note 16—Liability for Representations and Warranties

        Following is a summary of the Company's liability for representations and warranties for the periods presented:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Balance, beginning of the year	$449	$189	$34
Provisions for losses on loans sold	3,055	283	120
Obligation assumed from affiliate	—	(23)	35
Incurred losses	—	—	—

Balance, end of year	$3,504	$449	$189

        Following is a summary of the repurchase activity at and for the years presented:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
During the year:
Unpaid balance of mortgage loans repurchased	$4,399	$—	$—
Incurred losses on repurchased loans	$—	$—	$—
At year end:
Unpaid balance of mortgage loans subject to pending claims for repurchase	$2,582	$9,774	$—

        The level of the liability for representations and warranties is difficult to estimate and requires considerable management judgment. The level of mortgage loan repurchase losses is dependent on economic factors, investor demand strategies, and other external conditions that may change over the lives of the underlying loans, However, management believes the amount and range of reasonably possible losses in relation to the recorded liability is not material to the Company's financial condition or results of operations. The current unpaid principal balance of loans sold by the Company to date represents the maximum exposure to repurchases related to representations and warranties.